Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 105,240	$ 133,753	$ 125,690
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		77,161	108,024	100,434
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		20,956	21,038	20,156
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 7,123	$ 4,691	$ 5,100

[1]	Including sales to related parties in the amount of US$ 1,275 thousand, US$ 1,063 thousand and US$ 0 in 2017, 2018 and 2019, respectively.